Dispositions, Assets and Liabilities Held for Sale and Impairments (Details) - USD ($) $ in Millions		3 Months Ended									9 Months Ended	12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dispositions, Assets and Liabilities Held for Sale and Impairments (Textuals) [Abstract]
Make Whole Premium on Extinguishment of Long-term Debt												$ 46.1	$ 0.0	$ 92.7
Disposal Group, Balance Sheet Disclosure [Abstract]
Total Assets from Discontinued Operations on the Balance Sheet			$ 1,951.2										1,951.2
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income			0.0		$ 0.0		$ (2.5)	[1]	$ 0.0			0.0	(2.5)	283.7
Asset Impairment Charges [Abstract]
Asset Impairments and Other Related Charges												87.1	2,267.8	0.0
Corporate and Other [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenue														447.1
Other Operation Expense														321.3
Maintenance Expense														21.5
Depreciation and Amortization Expense														26.9
Taxes Other Than Income Taxes														10.6
Total Expenses														380.3
Other Income (Expense)														(16.9)
Pretax Income of Discontinued Operations														49.9
Income Tax Expense														19.4
Equity Earnings of Unconsolidated Subsidiaries														(0.1)
Income from Discontinued Operations of AEPRO														30.4
Gain on Sale of Discontinued Operations														240.1
Income Tax Expense (Benefit)														(13.2)
Gain on Sale of Discontinued Operations, Net of Tax														253.3
Total Income on Discontinued Operations as Presented on the Statements of Income														283.7
Vertically Integrated Utilities [Member]
Disposal Group, Balance Sheet Disclosure [Abstract]
Total Assets from Discontinued Operations on the Balance Sheet			0.0										0.0
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income												0.0	0.0	0.0
Asset Impairment Charges [Abstract]
Asset Impairments and Other Related Charges												33.6	10.5
Vertically Integrated Utilities [Member] | Tanners Creek Plant Units 1 Through 4 [Member]
Dispositions, Assets and Liabilities Held for Sale and Impairments (Textuals) [Abstract]
Payment On Sale Of Property Plant And Equipment													92.0
Vertically Integrated Utilities [Member] | Welsh Plant Unit 2 [Member]
Asset Impairment Charges [Abstract]
Asset Impairments and Other Related Charges		$ 19.0
Vertically Integrated Utilities [Member] | Turk Generating Plant [Member]
Asset Impairment Charges [Abstract]
Asset Impairments and Other Related Charges		15.0
Generation and Marketing [Member]
Income (Loss) from Individually Significant Component Disposed of or Held-for-sale, Excluding Discontinued Operations, before Income Tax													375.0	451.0
Disposal Group, Balance Sheet Disclosure [Abstract]
Fuel			145.5										145.5
Materials and Supplies			49.4										49.4
Property, Plant and Equipment - Net			1,756.2										1,756.2
Other Classes of Assets That Are Not Major			0.1										0.1
Total Assets from Discontinued Operations on the Balance Sheet			1,951.2										1,951.2
Long-term Debt			134.8										134.8
Waterford Plant Upgrade Liability			52.2										52.2
Asset Retirement Obligations			36.7										36.7
Other Classes of Liabilities That Are Not Major			12.2										12.2
Total Liabilities from Discontinued Operations on the Balance Sheet			235.9										235.9
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income												0.0	0.0	0.0
Asset Impairment Charges [Abstract]
Asset Impairments and Other Related Charges												53.5	2,257.3
Generation and Marketing [Member] | Gavin, Waterford, Darby and Lawrenceburg Plants [Member]
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal												226.0
Proceeds from Sales of Assets, Investing Activities												2,200.0
Cash Proceeds from Disposition of Business, Net												1,200.0
Generation and Marketing [Member] | Muskingum River Plant [Member]
Dispositions, Assets and Liabilities Held for Sale and Impairments (Textuals) [Abstract]
Payment On Sale Of Property Plant And Equipment														48.0
Gain (Loss) on Disposition of Assets														32.0
AEP Texas Inc. [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Revenue													18.2	22.4
Other Operation Expense													6.5	6.5
Maintenance Expense													3.4	4.9
Depreciation and Amortization Expense													9.8	11.5
Taxes Other Than Income Taxes													1.3	1.3
Total Expenses													93.7	24.2
Other Income (Expense)													(0.8)	(1.3)
Pretax Income of Discontinued Operations													(76.3)	(3.1)
Income Tax Expense													(27.5)	(1.7)
Total Income on Discontinued Operations as Presented on the Statements of Income			0.6	[2]	(47.4)	[2]	(0.7)	[2]	(1.3)	[2]		0.0	(48.8)	(1.4)
Asset Impairment Charges [Abstract]
Asset Impairments and Other Related Charges													72.7	0.0
Disposal Group, Including Discontinued Operation, Operating Income (Loss)													(48.8)	(1.4)
AEP Transmission Co [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income			0.0		0.0		0.0		0.0
Appalachian Power Co [Member]
Dispositions, Assets and Liabilities Held for Sale and Impairments (Textuals) [Abstract]
Make Whole Premium on Extinguishment of Long-term Debt												0.0	0.0	92.7
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income			0.0		0.0		0.0		0.0
Indiana Michigan Power Co [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income			0.0		0.0		0.0		0.0
Asset Impairment Charges [Abstract]
Asset Impairments and Other Related Charges												0.0	10.5	0.0
Ohio Power Co [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income			0.0		0.0		0.0		0.0
Public Service Co Of Oklahoma [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income			0.0		0.0		0.0		0.0
Southwestern Electric Power Co [Member]
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Total Income on Discontinued Operations as Presented on the Statements of Income			0.0		0.0		$ 0.0		$ 0.0
Asset Impairment Charges [Abstract]
Asset Impairments and Other Related Charges												33.6	0.0	$ 0.0
I&M Price River Coal Reserves [Member] | Generation and Marketing [Member]
Asset Impairment Charges [Abstract]
Public Utilities, Property, Plant and Equipment, Net			11.0										11.0
Merchant Coal-Fired Generation Assets [Member] | Generation and Marketing [Member]
Asset Impairment Charges [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure			0.0										0.0
Public Utilities, Property, Plant and Equipment, Net			2,139.4										2,139.4
Asset Impairments and Other Related Charges			3.0		2,139.4						$ 4.0
Zimmer Plant Assets [Member] | Generation and Marketing [Member]
Asset Impairment Charges [Abstract]
Asset Impairments and Other Related Charges											$ 7.0
Racine Hydroelectric Plant [Member] | Generation and Marketing [Member]
Asset Impairment Charges [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure		0.0										$ 0.0
Asset Impairments and Other Related Charges		$ 43.0
Trent and Desert Sky Wind Farms [Member] | Generation and Marketing [Member]
Asset Impairment Charges [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure			46.0										46.0
Public Utilities, Property, Plant and Equipment, Net			118.7										118.7
Asset Impairments and Other Related Charges					72.7
Coal Reserves [Member] | Generation and Marketing [Member]
Asset Impairment Charges [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure			3.8										3.8
Public Utilities, Property, Plant and Equipment, Net	[3]		56.6										56.6
Asset Impairments and Other Related Charges	[3]				52.8
Total Impaired Assets [Member] | Generation and Marketing [Member]
Asset Impairment Charges [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure			49.8										49.8
Public Utilities, Property, Plant and Equipment, Net			$ 2,314.7										$ 2,314.7
Asset Impairments and Other Related Charges					$ 2,264.9

[1]	Includes final accounting adjustment for sale of AEPRO (see Note 7).
[2]	Includes the transfer of the Wind Farms (see Note 7).
[3]	(a)Includes the $11 million book value of I&M’s Price River Coal Reserves which were fully impaired. This $11 million impairment is reflected in the Vertically Integrated Utilities Segment.